Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings [Abstract]
BORROWINGS

NOTE 11 — BORROWINGS

	As of
	September 30, 2024	December 31, 2023

Mortgage borrowings	$1,066,160	$1,804,950
Short-term borrowings, related party	5,000,000	5,000,000
Total	$6,066,160	$6,804,950

Mortgage Borrowings

In February 2023, the Company obtained a mortgage loan of $1,793,001 (equivalent to HK$14,000,000) from a finance company in Hong Kong, which bears an average interest rate at 13.75% per annum and becomes repayable in February 2024. The loan was pledged by a fixed charge on an office premises owned by the Company. As of September 30, 2024, the carrying value of the loan is $1,066,160. On October 31, 2024, the Company entered into a preliminary sales and purchase agreement with an independent third party to sell the office premises with a cash consideration of approximately $1.6 million. The transaction will be completed in February 2025.

In July 2024, the Company partially settled $787,157, including $18,678 interest expense (equivalent to principal and interest of HK$6,000,000 and HK$145,833, respectively). The remaining principal and accrued interest is expected to settle in November 2024.

Short-term Borrowings

In September 2023, the Company obtained a short-term borrowing of $5,000,000 from the Company’s major stockholder’s ultimate holding company, which bears interest at a fixed rate of 12.00% per annum, repayable in October 2023. The borrowing is secured by a lien on the partial equity interest in Investment D owned by the Company. The Company entered into certain supplementary agreements to renew and extend the maturity to the end of November 2024.

NOTE 13 — BORROWINGS

	As of December 31,
	2023	2022
Mortgage borrowings	$1,804,950	$4,477,254
Short-term borrowings, related party	5,000,000	—
Total	$6,804,950	$4,477,254

Mortgage Borrowings

In September 2022, the Company obtained a mortgage loan of $4,457,104 (equivalent to HK$34,800,000) from a finance company in Hong Kong, which bears interest at a fixed rate of 10.85% per annum, was repayable in October 2023. The loan was pledged by a fixed charge on an office premises owned by the Company. In October 2023, the loan was fully settled with the completion of the sale of the office premises (see Note 12).

In February 2023, the Company obtained a mortgage loan of $1,793,001 (equivalent to HK$14,000,000) from a finance company in Hong Kong, which bears an average interest rate at 13.75% per annum and becomes repayable in February 2024. The loan was pledged by a fixed charge on an office premises owned by the Company.

Short-term Borrowings

In September 2023, the Company obtained a short-term borrowing of $5,000,000 from the Company’s major shareholder’s ultimate holding company, which bears interest at a fixed rate of 12.00% per annum, repayable in October 2023. The borrowing is secured by a lien on the partial equity interest in Investment D owned by the Company. In October 2023, November 2023, December 2023 and February 2024, the Company entered into certain supplementary agreements to renew and extend the maturity to November 2023, December 2023, January 2024 and March 2024, respectively.